Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 06, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated July 23, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024On or about August 16, 2024, the name of the underlying index (the “Index”) of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to the Index in each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, will be updated to reflect the new name:Fund NameCurrent Index NameUpdated Index NameDirexion Daily Concentrated Qs Bull 2X SharesIndxx Front of the Q IndexIndxx Magnificent 7 IndexDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesAdditionally, the Funds’ names will change as shown in the table below:Current Fund NameUpdated Fund NameDirexion Daily Concentrated Qs Bull 2X SharesDirexion Daily Magnificent 7 Bull 2X SharesDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Magnificent 7 Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesDirexion Daily Magnificent 7 Bear 1X SharesThe Index’s methodology and constituents will not change as a result of the Index’s name change, and therefore, there will be no changes to the Funds’ principal investment strategy or risks.
Direxion Daily Concentrated Qs Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated July 23, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024On or about August 16, 2024, the name of the underlying index (the “Index”) of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to the Index in each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, will be updated to reflect the new name:Fund NameCurrent Index NameUpdated Index NameDirexion Daily Concentrated Qs Bull 2X SharesIndxx Front of the Q IndexIndxx Magnificent 7 IndexDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesAdditionally, the Funds’ names will change as shown in the table below:Current Fund NameUpdated Fund NameDirexion Daily Concentrated Qs Bull 2X SharesDirexion Daily Magnificent 7 Bull 2X SharesDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Magnificent 7 Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesDirexion Daily Magnificent 7 Bear 1X SharesThe Index’s methodology and constituents will not change as a result of the Index’s name change, and therefore, there will be no changes to the Funds’ principal investment strategy or risks.
Direxion Daily Concentrated Qs Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated July 23, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024On or about August 16, 2024, the name of the underlying index (the “Index”) of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to the Index in each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, will be updated to reflect the new name:Fund NameCurrent Index NameUpdated Index NameDirexion Daily Concentrated Qs Bull 2X SharesIndxx Front of the Q IndexIndxx Magnificent 7 IndexDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesAdditionally, the Funds’ names will change as shown in the table below:Current Fund NameUpdated Fund NameDirexion Daily Concentrated Qs Bull 2X SharesDirexion Daily Magnificent 7 Bull 2X SharesDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Magnificent 7 Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesDirexion Daily Magnificent 7 Bear 1X SharesThe Index’s methodology and constituents will not change as a result of the Index’s name change, and therefore, there will be no changes to the Funds’ principal investment strategy or risks.
Direxion Daily Concentrated Qs Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
Direxion Daily Concentrated Qs Bull 2X Shares (QQQU)
Direxion Daily Concentrated Qs Bear 2X Shares
Direxion Daily Concentrated Qs Bear 1X Shares (QQQD)Supplement dated July 23, 2024 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated March 6, 2024On or about August 16, 2024, the name of the underlying index (the “Index”) of the Direxion Daily Concentrated Qs Bull 2X Shares, Direxion Daily Concentrated Qs Bear 2X Shares and Direxion Daily Concentrated Qs Bear 1X Shares (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to the Index in each Fund’s Summary Prospectus, Prospectus, and SAI, as applicable, will be updated to reflect the new name:Fund NameCurrent Index NameUpdated Index NameDirexion Daily Concentrated Qs Bull 2X SharesIndxx Front of the Q IndexIndxx Magnificent 7 IndexDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesAdditionally, the Funds’ names will change as shown in the table below:Current Fund NameUpdated Fund NameDirexion Daily Concentrated Qs Bull 2X SharesDirexion Daily Magnificent 7 Bull 2X SharesDirexion Daily Concentrated Qs Bear 2X SharesDirexion Daily Magnificent 7 Bear 2X SharesDirexion Daily Concentrated Qs Bear 1X SharesDirexion Daily Magnificent 7 Bear 1X SharesThe Index’s methodology and constituents will not change as a result of the Index’s name change, and therefore, there will be no changes to the Funds’ principal investment strategy or risks.